Advances for drillships under construction (Tables)	6 Months Ended
Jun. 30, 2013
Advances For Drillships Under Construction [Abstract]
Advances for Rigs and Drillships under Construction

Balance, December 31, 2012	$ 992,825
Capitalized costs	83,819
Balance, June 30, 2013	$ 1,076,644